Cover	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	Diebold Nixdorf, Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	350 Orchard Avenue NE
Entity Address, City or Town	North Canton,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720
City Area Code	330
Local Phone Number	490-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000028823
Amendment Flag	false